Share-based compensation - Summary of share options outstanding (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	825,091	1,349,001	1,283,088
Weighted average remaining contractual life of options outstanding	5 years 2 months 4 days	5 years 10 months 24 days
Number of options exercisable (in shares)	456,218	979,666
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	235,320	784,368
Weighted average remaining contractual life of options outstanding	2 years 8 months 23 days	4 years 5 months 12 days
Number of options exercisable (in shares)	235,320	784,368
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	26,185	51,811
Weighted average remaining contractual life of options outstanding	7 years 3 days	7 years 11 months 12 days
Number of options exercisable (in shares)	9,500	21,084
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	179,354	259,292
Weighted average remaining contractual life of options outstanding	5 years 9 months 7 days	6 years 9 months 7 days
Number of options exercisable (in shares)	137,885	147,795
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	384,232
Weighted average remaining contractual life of options outstanding	5 years 11 months 1 day
Number of options exercisable (in shares)	73,513
26.43 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 26.43
26.43 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares	$ 95.12
26.43 - 64.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)		253,530
Weighted average remaining contractual life of options outstanding		9 years 14 days
Number of options exercisable (in shares)		26,419
26.43 - 64.19 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares		$ 26.43
26.43 - 64.19 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in dollars per share) | $ / shares		$ 95.12